Restatement of Condensed Financial Statements - Condensed Statements of Cash Flows (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)		$ (936,589)	$ 82,688	$ 18,056	$ 365,252	$ (188,170)	$ 933,836	$ 295,115	$ (4,128,841)
Change in fair value of warrant liability		(686,675)	(5,675)	(10,746)	96,475	42,636	334,825	65,336	930,700
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption		$ (936,582)	82,680	1,966,934	(365,260)	2,088,164	(933,840)	2,195,114	(4,128,850)
As Originally Reported
OPERATING ACTIVITIES
Net income (loss)			77,013	28,802	268,777	(230,806)	599,011	360,451	(3,198,141)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption			77,010	1,956,190	(268,780)	2,130,800	(599,020)	2,260,450	(3,198,150)
Restatement Adjustment
OPERATING ACTIVITIES
Net income (loss)	[1]		5,675	(10,746)	96,475	42,636	334,825	(65,336)	(930,700)
Change in fair value of warrant liability	[1]		(5,675)	(10,746)	96,475	42,636	334,825	65,336	930,700
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in value of common stock subject to possible redemption	[1]		$ 5,670	$ 10,744	$ (96,480)	$ (42,636)	$ (334,820)	$ (65,336)	$ (930,700)

[1]	The Restatement Adjustments reflect the entries to record the initial warrant liability from the Warrants issued as part of the Private Placement Units and to revalue the warrant liability to the then fair value at the end of each period presented. The initial fair value of the Warrants issued as part of the Private Placement Units of $116,264 was recorded in June 2019 as a warrant liability with an offset to additional paid-in capital. Each subsequent quarter end, starting with June 30, 2019, the warrant liability was adjusted to fair value and the difference is reflected in other income (expense) in the statements of operations and comprehensive income (loss). In addition, each period presented has an adjustment to the common stock subject to possible redemption to ensure that the Company maintains the required net tangible assets of at least $5,000,001.